Accounting policies	12 Months Ended
Dec. 31, 2024
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Accounting policies
Accounting policies
IFRS 15 “Revenue recognition and deductions from revenue”
The Group derives its revenues by making, selling and distributing ready to drink beverages. The revenue from the sale of products is recognised at the point in time at which control passes to a customer, typically when products are delivered to a customer. A receivable is recognised by the Group at the point in time at which the right to consideration becomes unconditional.
The Group uses various promotional programmes under which rebates, refunds, price concessions or similar items can be earned by customers for attaining agreed upon sales levels or for participating in specific marketing programmes. Those promotional programmes do not give rise to a separate performance obligation. Where the consideration the Group is entitled to varies because of such programmes, it is deemed to be variable consideration. The related customer marketing accruals are recognised as a deduction from revenue and are not considered distinct from the sale of products to the customer. Variable consideration is only included to the extent that it is highly probable that the inclusion will not result in a significant revenue reversal in the future.
Financing elements are not deemed present in our contracts with customers, as the sales are made with credit terms not exceeding normal commercial terms. Taxes on sugared soft drinks, excise taxes and taxes on packaging are recorded on a gross basis (i.e. included in revenue) where the Group is the principal in the arrangement. Value added taxes are recorded on a net basis (i.e. excluded from revenue). The Group assesses these taxes and duties on a jurisdiction by jurisdiction basis to conclude on the appropriate accounting treatment.
The rest of the accounting policies applied by the Group are included in the relevant notes herein.
New and amended standards
The Group has applied the following amendments for the first time in the year ended 31 December 2024:
Amendments to IFRS 16 – Lease Liability in a Sale and Leaseback
The amendments to IFRS 16 specify the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognise any amount of the gain or loss that relates to the right of use it retains.
The amendments had no impact on the consolidated financial statements of the Group.
Amendments to IAS 1 – Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants
The amendments to IAS 1 specify the requirements for classifying liabilities as current or non-current. They also clarify:
•what is meant by a right to defer settlement
•that a right to defer must exist at the end of the reporting period
•that the classification is unaffected by the likelihood that an entity will exercise its deferral right
•that only if an embedded derivative in a convertible liability is itself an equity instrument, would the terms of a liability not impact its classification.
In addition, an entity is required to disclose when a liability arising from a loan agreement is classified as non-current and the entity’s right to defer settlement is contingent on compliance with future covenants within 12 months.
These amendments had no impact on the consolidated financial statements of the Group.
Supplier Finance Arrangements – Amendments to IAS 7 and IFRS 7
The amendments to IAS 7 “Statement of Cash Flows” and IFRS 7 ”Financial Instruments: Disclosures” clarify the characteristics of supplier finance arrangements and require enhanced disclosure of such arrangements. The disclosure requirements in the amendments are intended to assist users of financial information in understanding the effects arising from supplier finance arrangements on the entity’s liabilities, cash flows and exposure to liquidity risk.
As a result of the adoption of these amendments, the Group has provided additional disclosures concerning its supplier finance arrangements (refer to Note 16 for further details).
The Group has not early adopted any standards and amendments to accounting standards that have been issued but are not yet effective. The Group’s assessment of the impact of these standards and amendments is set out below:
Amendments to IAS 21 – Lack of Exchangeability (effective for annual periods beginning on or after 1 January 2025)
In August 2023, the IASB amended IAS 21 to assist entities in the determination whether a currency is exchangeable into another currency, and which spot exchange rate to use when it is not. The amendments also require disclosures that enable the users of financial information to understand how the currency not being exchangeable to another currency affects, or is expected to affect the entity’s financial operations, financial position and cash flows.
The Group does not expect these amendments to have a material impact on its operations or consolidated financial statements.
Amendments to IFRS 9 and IFRS 7 – Classification and Measurement of Financial Instruments (effective for annual periods beginning on or after 1 January 2026)
On 30 May 2024, the IASB issued targeted amendments to IFRS 9 and IFRS 7 to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities.
These amendments:
•clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system
•clarify and add further guidance for assessing whether a financial asset meets the solely payments of principle and interest (SPPI) criterion
•add new disclosures for certain instruments with contractual terms that can change cash flows (such as some financial instruments with features linked to the achievement of environmental, social and governance targets)
•update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).
The Group does not expect these amendments to have a material impact on its operations or consolidated financial statements.
Amendments to IFRS 9 and IFRS 7 – Contracts Referencing Nature-dependent Electricity (effective for annual periods beginning on or after 1 January 2026)
In December 2024, the IASB issued Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 and IFRS 7). These amendments:
•clarify the application of the “own-use” requirements
•permit hedge accounting if these contracts are used as hedging instruments
•introduce new disclosure requirements to enable investors to understand the effects of these contracts on an entity’s financial performance and cash flows.
The clarifications regarding the “own-use” requirements must be applied retrospectively, but the guidance permitting the hedge accounting have to be applied prospectively to new hedging relations designated on or after the date of initial application.
The Group does not expect these amendments to have a material impact on its operations or consolidated financial statements.
IFRS 18 – Presentation and Disclosures in Financial Statements (effective for annual periods beginning on or after 1 January 2027)
In April 2024, the IASB issued IFRS 18, which replaces IAS 1 “Presentation of Financial Statements”. IFRS 18 introduces new requirements for presentation within the income statement, including specified totals and subtotals. Further, entities are required to classify all income and expenses within the income statement into one of five categories: operating, investing, financing, income taxes and discontinued operations.
It also requires disclosure of management-defined performance measures, subtotals of income and expenses, and includes new requirements for aggregation and disaggregation of financial information.
In addition, narrow-scope amendments have been made to IAS 7 “Statement of Cash Flows”, which include changing the starting point for determining the cash flows from operations under the indirect method, from “profit or loss” to “operating profit or loss” and removing the optionality around classification of cash flows from dividends and interest.
Even though IFRS 18 will not affect the recognition or measurement of items in the financial statements, its impacts on presentation and disclosure are expected to be pervasive. The Group is currently assessing the relevant effects arising from the application of the new standard to the Group’s consolidated financial statements.
IFRS 19 – Subsidiaries without Public Accountability: Disclosures (effective for annual periods beginning on or after 1 January 2027)
Issued in May 2024, IFRS 19 allows for certain eligible subsidiaries of parent entities that report under IFRS Accounting Standards to apply reduced disclosure requirements.
The Group does not expect this standard to have an impact on its operations or consolidated financial statements.